Balance Sheets - Quarterly (Unaudited) (Quarterly Report, USD $)	Sep. 30, 2013	Dec. 31, 2012
Quarterly Report
Current Assets
Cash (Quarterly)	$ 207	$ 1,233
TOTAL CURRENT ASSETS	207	1,233
TOTAL ASSETS	207	1,233
CURRENT LIABILITIES
Accounts payable and accrued liabilities	107,767	257,754
Current portion of long-term debt	1,440	892
Lines of credit	51,030	71,829
TOTAL CURRENT LIABILITIES	160,237	330,475
LONG-TERM LIABILITIES
Notes payable - related-party	7,431	22,150
Notes payable - long-term	6,695	6,566
TOTAL LIABILITIES	174,363	359,191
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS EQUITY (MEMBERS DEFICIT)
Common units no par value 1,675,000,000 authorized 0 and 1,675,000,000 issued and 0 and 1,675,000,000 outstanding
Common stock $.01 par value 2,500,000,000 authorized 1,675,000,000 and 0 issued, and 1,675,000,000 and 0 outstanding		16,750,000
MEMBERS (DEFICIT)	(174,156)	(17,107,958)
TOTAL LIABILITIES AND MEMBERS EQUITY	$ 207	$ 1,233